Schedule of Cash Taxes Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income taxes, net of amounts refunded	$ 351	$ 762	$ 430
Employment taxes	1,308	1,328	1,372
Property and other taxes	1,727	1,883	1,963
Total	$ 3,386	$ 3,973	$ 3,765